INVESTMENT IN AND ADVANCES TO AN AFFILIATE	12 Months Ended
Dec. 31, 2011
INVESTMENT IN AND ADVANCES TO AN AFFILIATE
6	INVESTMENT IN AND ADVANCES TO AN AFFILIATE

The Group acquired a 30% equity interest in Wuxi Shenglong Hotel Management Limited (“Wuxi Shenglong”) in March 2006. The 30% equity interest in Wuxi Shenglong is held directly by Mr. Zheng Nanyan, Chief Executive Officer and director of the Company, for the benefit of the Company pursuant to an agreement entered into between Zheng Nanyan and the Company. Wuxi Shenglong is engaged in the business of operating an economy hotel in Jiangsu, the PRC. The Group and other shareholders of Wuxi Shenglong make advances to Wuxi Shenglong in proportion to their respective percentage of equity interests in Wuxi Shenglong. As of December 31, 2010, the advances, net of repayment, made by the Group to Wuxi Shenglong to fund its operations amounted to RMB1,347. On May 1, 2011, the Group acquired the remaining 70% equity interest in Wuxi Shenglong for a cash consideration of RMB2,900 (US$461). Accordingly, Wuxi Shenglong has been consolidated and included in the Company’s consolidated financial statements from May 1, 2011 onwards.